Finance Lease Receivable - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Weighted average interest rate implicit	7.80%		8.00%	7.50%
Selling profit (loss) on finance leases	$ 6.6	$ 0.0	$ 6.2	$ 14.7	$ 0.0
Income relating to variable lease payments	$ 2.9	$ 1.1	$ 5.4	$ 0.1	$ 0.1
Bottom of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	3 years		3 years
Top of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term	10 years		10 years